Social Security and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Social Security and Other Taxes
Social Security and Other Taxes

	December 31,	December 31,
	2018	2017
	(€ in thousands)
Value added tax	311	396
Wage tax	932	—
	1,243	396